Non-Current Assets Held For Sale	12 Months Ended
Dec. 31, 2023
NON-CURRENT ASSETS HELD FOR SALE
Non-Current Assets Held For Sale

5.    NON-CURRENT ASSETS HELD FOR SALE

The composition and movements of non-current assets or groups of assets held for sale for the years ended December 31, 2023 and 2022, were as follows:

ASSETS	01-01-2022	Reclassification to / from current and non-current assets	Dispositions and changes in the scope of consolidation	Other movements	12-31-2023

Current assets
Cash and cash equivalents	—		(1,795,800)	1,795,800	—
Other current non-financial assets	—		—	—	—
Trade and other receivables, current	—		(4,461,402)	4,461,402	—
Inventories	—	2,218,478	(2,182,405)	36,073	—
Current tax assets	—		—	—	—
Total current assets	—	2,218,478	(8,439,607)	6,221,129	—
Non-current assets
Other non-financial assets, non-current			—	—	—
Trade and other non-current receivables	—	—	—	—	—
Intangible assets other than goodwill	—	—	—	—	—
Goodwill	—	—	—	—	—
Property, plant, and equipment	28,601,633	335,702,647	(396,770,388)	32,466,109	—
Right-of-use assets	—	7,192,555	(8,175,426)	982,871	—
Total non-current assets	28,601,633	342,895,202	(404,945,815)	33,448,980	—
Total assets	28,601,633	345,113,680	(413,385,422)	39,670,109	—

Liabilities	01-01-2022	Reclassification to / from current and non-current assets	Dispositions and changes in the scope of consolidation	Other movements	12-31-2023

Current liabilities
Other current financial liabilities	—	—	—	—	—
Current lease liabilities	—	93,886	(287,209)	193,323
Trade and other payables, current	—	—	(85,910)	85,910	—
Current accounts payable to related parties	—	—	—	—	—
Other current provisions	—	—	—	—	—
Current tax liabilities	—	1,932,844	(2,536,094)	603,251	—
Other current non-financial liabilities	—	4,067,708	(471,289)	(3,596,419)	—
Total current liabilities	—	6,094,438	(3,380,503)	(2,713,935)	—
Non-current liabilities
Other non-current financial liabilities	—	—	—	—	—
Non-current lease liabilities		7,431,156	(8,456,773)	1,025,617
Other long-term provisions	—	2,261,180	(2,552,770)	291,590	—
Deferred tax liabilities	—	40,085,389	(45,258,175)	5,172,787	—
Non-current provisions for employee benefits	—	—	—	—	—
Total non-current liabilities	—	49,777,724	(56,267,719)	6,489,994	—
Total liabilities	—	55,872,163	(59,648,222)	3,776,059	—

Net assets and liabilities value	28,601,633	289,241,517	(353,737,200)	35,894,050	—

5.1.Arcadia Generación Solar S.A. Sale.

On July 12, 2023, Enel Chile signed an agreement with the international renewable energy company Sonnedix for the sale of its subsidiary Arcadia Generación Solar S.A. , which owns a portfolio of 416 MW of generation through four solar plants named “Diego de Almagro,” “Carrera Pinto,” “Pampa Solar Norte,” and “Domeyko.”

Considering the sale process, the provisions of IFRS 5 “Non-Current Assets Held for Sale and Discontinued Operations” and following the accounting criterion described in Note 3.k), the assets and liabilities of the subsidiary Arcadia Generación Solar S.A. were classified as held-for-sale.

On October 24, 2023, the transfer of 99.99% of the shares held in this company was completed, which resulted in this company no longer being a subsidiary of Enel Chile and no longer being consolidated from the aforementioned date. The selling price for this transaction was ThCh$521,881,880 (ThUS$ 556,223) (see Note 6. d)). The result obtained was a gain of ThCh$215,618,389 (see Note 33).

5.2 Sale of the Corporate Building

On November 4, 2022, our subsidiary Enel Generación Chile received a purchase offer for the Santa Rosa Complex, which is located in Santiago and comprises four properties:

-76 Santa Rosa Avenue, where the Company’s Headquarters are currently located.

-65 San Isidro.

-634 Marcoleta.

-638 Marcoleta.

Considering the progress of negotiations, as of the closing date of 2022, the Santa Rosa Complex assets were reclassified as held for sale; measuring them at the lower between their carrying value and their fair value, in conformity with the provisions of IFRS 5 "Non-Current Assets Held for Sale and Discontinued Operations" and the accounting criteria described in Note 3.k.

As of December 31, 2022, the carrying value of the Santa Rosa Complex assets amounted to ThCh$28,601,633. This includes the value of certain movable assets belonging to Enel Chile, Enel Generación Chile and Enel Distribución Chile, that should also be sold to the offeror. The above implied the recognition of an impairment loss of ThCh$2,286,438 in the consolidated financial statements of Enel Chile S.A (see Note 31.b).

On February 1, 2023 the sale of assets was completed. With respect to the movable assets held in the corporate building, the result obtained from this operation was a gain amounted to ThCh$959,228 (see Note 33).

5.3 Enel Transmisión Sale

On July 28, 2022, the “Stock Purchase Agreementpero” was signed by Enel Chile, who agreed to sell to Sociedad Transmisora Metropolitana SpA., all the of Enel Transmisión Chile S.A. shares it owned (the “Sale”), representing 99.09% of the capital of such company. Sociedad Transmisora Metropolitana SpA. is a company fully owned by Inversiones Grupo Saesa Limitada.

The execution of the Sale and subsequent transfer of shares owned by Enel Chile that were issued by Enel Transmisión Chile S.A. was subject to certain customary conditions precedent applicable to these types of transactions, including the approval by the National Economic Attorney General's Office in accordance with D.L. 211 of 1973. According to Law No. 18,045 on the Securities Market, the Sale was carried out by the buyer making a Takeover Bid for all of the shares of Enel Transmisión Chile S.A.

The Sale price amounted to US$1,345 million for 99.09% of the capital of Enel Transmisión Chile S.A. owned by Enel Chile, which may vary upon the application of the purchase price adjustments provided in the Sale.

Enel Transmisión Chile S.A. operates and owns 683 kilometers of transmission lines, of which 183 kilometers correspond to the Domestic Transmission System, 499 kilometers to the Zone D Transmission System, 0.1 kilometers to the Zone C Transmission System, and 0.2 kilometers to a dedicated transmission line. It also operates 57 of its own substations and owns and operates assets installed in 3 substations owned by third parties.

Given the sale process and the requirements of IFRS 5: “Non-Current Assets Held for Sale and Discontinued Operations”, and following the accounting criterion established in Note 3.k, the assets and liabilities of the Enel Transmisión Chile S.A. subsidiary were classified as held for sale.

On December 9, 2022, the announcement of the successful results of the Takeover Bid for all the shares of Enel Transmisión Chile S.A was published. Consequently, after the related obligations were fulfilled, the change of control of Enel Transmisión Chile S.A was confirmed, and it ceased to be a subsidiary of Enel Chile S.A. and became controlled by Sociedad Transmisora Metropolitana SpA. The gain obtained from this sale amounted to ThCh$981,856,639 (see Note 33).